Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of unrecognized tax benefits
Gross unrecognized tax benefits at the beginning of the period	$ 362	$ 527	$ 363
Increase in tax positions for prior years	17	7	41
Decreases in tax positions for prior years	(4)	(207)	(15)
Increases in tax positions for the current year	15	35	147
Settlements			(9)
Gross unrecognized tax benefits at the end of the period	390	362	527
Portion of Unrecognized tax benefits which would affect the annual effective income tax rate	327
Interest and penalties related to unrecognized tax benefits in income tax expense	16	21	10
Accrued interest and penalties for unrecognized tax benefits	67	51
Income tax examination
Unrecognized tax benefits	$ 180
Minimum
Income tax examination
Period for which income tax returns are subject to examination in other state and foreign tax jurisdictions (in years)	3
Maximum
Income tax examination
Period for which income tax returns are subject to examination in other state and foreign tax jurisdictions (in years)	5